SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Significant Accounting Policies [Line Items]
Revenue, Net, Total	$ 1,715,015,984	$ 1,043,099,655	$ 619,948,777
Advertising Expense	22,474,379	5,331,088	2,637,778
Government Subsidies Received	4,559,849	3,107,229	3,301,463
Government Subsidies	4,650,059	3,113,877	3,327,169
Foreign Currency Transaction Gain (Loss), Realized	3,323,723	1,288,132	5,186,540
Assets Aggregate Value Denominated in Foreign Currency	466,721,083	316,351,713
Payments Related to Tax Withholding for Share-based Compensation	13,997,413	19,463,487	9,436,440
Accounting Standards Update 2014-09 [Member]
Significant Accounting Policies [Line Items]
Cumulative Effect on Retained Earnings, Net of Tax	$ 0
Small Scale VAT Payers [Member]
Significant Accounting Policies [Line Items]
Value Added Tax Rate	3.00%
General VAT Payers [Member]
Significant Accounting Policies [Line Items]
Value Added Tax Rate	17.00%
Book sales [Member]
Significant Accounting Policies [Line Items]
Value Added Tax Rate	17.00%
Beijing Xintang Sichuang Education Technology Co Ltd [Member]
Significant Accounting Policies [Line Items]
Value Added Tax Rate	6.00%
Zhixuesi Education Consulting Beijing Co Ltd [Member]
Significant Accounting Policies [Line Items]
Value Added Tax Rate	6.00%
Simple VAT Collection Method Payers [Member]
Significant Accounting Policies [Line Items]
Value Added Tax Rate	3.00%
Xueersi Education [Member]
Significant Accounting Policies [Line Items]
Value Added Tax Rate	6.00%
Yidu Huida [Member]
Significant Accounting Policies [Line Items]
Value Added Tax Rate	6.00%
Educational Programs And Services [Member]
Significant Accounting Policies [Line Items]
Revenue, Net, Total	$ 1,507,898,108	950,417,433	585,046,737
Online Education Services [Member]
Significant Accounting Policies [Line Items]
Revenue, Net, Total	120,719,041	48,878,453	24,710,561
Sales Of Education Materials Online Advertising Services And Others [Member]
Significant Accounting Policies [Line Items]
Revenue, Net, Total	$ 86,398,835	$ 43,803,769	$ 10,191,479
Minimum [Member] | Equity Method Investee [Member]
Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage	20.00%
Maximum [Member] | Equity Method Investee [Member]
Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Beijing Century TAL Education Technology Co Ltd [Member]
Significant Accounting Policies [Line Items]
Value Added Tax Rate	6.00%
Xinxin Xiangrong Education Technology Beijing Co Ltd [Member]
Significant Accounting Policies [Line Items]
Value Added Tax Rate	6.00%
Pengxin TAL [Member]
Significant Accounting Policies [Line Items]
Value Added Tax Rate	6.00%
Yizhen Xuesi [Member]
Significant Accounting Policies [Line Items]
Value Added Tax Rate	6.00%